Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated January 11, 2017 to the

GMO Series Trust Prospectus, dated October 4, 2016

Effective immediately, all references in the GMO Series Trust Prospectus, dated October 4, 2016 (the “Prospectus”) to “GMO Debt Opportunities Fund” and “Debt Opportunities Fund” are replaced with “GMO Opportunistic Income Fund” and “Opportunistic Income Fund,” respectively.

Effective immediately, the sub-section captioned “GMO Debt Opportunities Fund” on pages 106-107 of the Prospectus that appears under the section captioned “Investment in Other GMO Funds,” is replaced with the following:

GMO Opportunistic Income Fund. GMO Opportunistic Income Fund (“Opportunistic Income Fund”), a series of GMO Trust, is not offered by this Prospectus. Opportunistic Income Fund is managed by GMO.

Opportunistic Income Fund pays an investment management fee to GMO at the annual rate of 0.40% of Opportunistic Income Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

Opportunistic Income Fund’s investment objective is capital appreciation and current income.

Opportunistic Income Fund invests primarily in securitized credit securities. Securitized credit securities include commercial mortgage-backed securities, asset-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized mortgage obligations. These securities may be fixed rate or adjustable rate securities. Agency mortgage-backed securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation. Opportunistic Income Fund also may invest in other fixed-income instruments, which include bonds, debt instruments and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

Opportunistic Income Fund also may invest in the following: interest-only, principal-only, or inverse floating rate debt; mortgage dollar rolls; securities on a when-issued, delayed delivery or forward commitment basis through the “to-be-announced” market; mortgage loans; securities of any maturity or duration with fixed, floating, or variable rates; collateralized loan obligations, which are backed by a pool of corporate debt; securities of other investment companies (including other GMO Funds) that invest primarily in fixed income securities; corporate debt securities of any quality and maturity, including high-yield securities (also known as “junk bonds”); and securities that are not rated by any rating agencies.

Opportunistic Income Fund’s allocation of its assets into various asset classes within the fixed income market will depend on the views of GMO as to the best value relative to what is currently available in the market. In managing Opportunistic Income Fund’s portfolio, GMO typically analyzes a variety of factors including, among others, maturity, yield and ratings information, opportunities for price appreciation, collateral quality, credit support, structure and market conditions. GMO may cause Opportunistic Income Fund to sell investments if it determines that any of these factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. GMO attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values, and seeks to limit risk of principal loss by causing Opportunistic Income Fund to invest in securities or other instruments that it considers undervalued. GMO does not manage Opportunistic Income Fund to, or control Opportunistic Income Fund’s risk relative to, any securities index or securities benchmark.

From time to time, Opportunistic Income Fund may have some direct or indirect exposure to equities. Opportunistic Income Fund may invest in securities of companies of any market capitalization.

Opportunistic Income Fund also may invest in exchange-traded and over-the-counter derivatives, including swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps and interest rate swaps), reverse repurchase agreements, and repurchase agreements. Opportunistic Income Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Opportunistic Income Fund may have investment exposures in excess of its net assets (i.e., Opportunistic Income Fund may be leveraged) and therefore be subject to heightened risk of loss. Opportunistic Income Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Opportunistic Income Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds. Opportunistic Income Fund may, but is not required to, hedge part or all of its net foreign currency exposure into U.S. dollars. If deemed prudent by GMO, Opportunistic Income Fund may take temporary defensive positions.

A Fund that invests in Opportunistic Income Fund is subject to all of the risks to which Opportunistic Income Fund is exposed. The principal risks of an investment in Opportunistic Income Fund include Credit Risk, Market Risk – Asset-Backed Securities, Illiquidity Risk, Focused Investment Risk, Market Risk

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– Fixed Income Investments, Derivatives and Short Sales Risk, Leveraging Risk, Counterparty Risk, Management and Operational Risk, Fund of Funds Risk, Large Shareholder Risk, Market Disruption and Geopolitical Risk, Market Risk – Equities, Small Company Risk, Non-U.S. Investment Risk, and Currency Risk. Opportunistic Income Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Opportunistic Income Fund may affect Opportunistic Income Fund’s performance more than if Opportunistic Income Fund were a diversified investment company. Shareholders of each Fund investing in Opportunistic Income Fund are indirectly exposed to these risks.

Also effective immediately, the second paragraph of the sub-section captioned “GMO Emerging Markets Fund” on page 107 of the Prospectus that appears under the section captioned “Investment in Other GMO Funds,” is replaced with the following:

EMF pays an investment management fee to GMO at the annual rate of 0.75% of EMF’s average daily net assets for each class of shares. GMO has contractually agreed to reduce EMF’s management fee to an annual rate of 0.65% of EMF’s average daily net asset value for the one year period beginning January 1, 2017. This management fee waiver will continue through at least January 1, 2018, and may not be terminated prior to that date without the action or consent of EMF’s Board of Trustees. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets. GMO (and not EMF) will pay a sub-advisory fee to GMO Singapore Pte. Limited for services provided to EMF pursuant to a sub-advisory agreement at a rate equal to 7% of the management fees received by GMO under EMF’s investment management contract, net of any fee waiver or expense reimbursement obligations of GMO as may be in effect.

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Filed pursuant to Rule 497(e)

File Nos. 333-174627 and 811-22564

GMO SERIES TRUST

Supplement dated January 11, 2017 to the

GMO Series Trust Statement of Additional Information, dated October 4, 2016

Effective immediately, all references in the GMO Series Trust Statement of Additional Information, dated October 4, 2016 (the “SAI”) to “GMO Debt Opportunities Fund” are replaced with “GMO Opportunistic Income Fund.”

Also effective immediately, the fourth paragraph of the sub-section captioned “Portfolio Management” beginning on page 122 of the SAI that appears under the section captioned “Investment Advisory and Other Services,” is replaced with the following:

Senior members of each team are generally members (partners) of GMO. As of December 1, 2016, the compensation of each senior member consisted of a fixed annual base salary and an additional, discretionary, bonus and, in the case of partners, a partnership interest in the firm’s profits. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The discretionary bonus is paid on the basis of a number of factors, including features designed to align the compensation of the senior members with the performance of the accounts they manage, such as a Fund, over various periods. Such features are intended to promote a closer alignment of interests between those accounts and the senior members managing those accounts. Individual senior members may, however, have some or all of the same economic incentives that GMO itself may have when GMO is eligible to earn a performance fee (see “Portfolio Transactions”). Specifically, even if GMO is not earning or eligible to earn a performance fee (none of the Funds pay GMO a performance-based fee), individual senior members may have compensation-related incentives to make riskier investments, pursue riskier Fund strategies, seek less downside risk when a Fund has outperformed its benchmark and allocate superior investment ideas to GMO client accounts capable of generating higher performance-related compensation. The level of partnership interest is determined by taking into account the individual’s contribution to GMO. Because each senior member’s compensation is based, in part, on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation.

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